Leases - Schedule of Financing Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Finance lease right-of use assets	$ 41	$ 80	$ 80
Depreciation of finance lease right-of-use assets	(10)		(39)
Finance lease right-of use assets	31		41	$ 80
Finance lease liabilities	41	86	86
Principal payments on finance lease liabilities as of June 30, 2020	(8)	$ (30)	(45)	(249)
Finance lease liabilities	33		41	86
Less non-current portion	9		20	41
Current portion at June 30, 2020	$ (24)		$ (21)	$ (45)